Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 620,527	$ 2,012,995
Term deposit	10,000
Accounts receivable	770,373	91,548
Prepaid expenses and deposits	30,231	54,467
Current assets	1,431,131	2,159,010
Equipment	1,107,991	90,875
Intangible assets	29,861	31,508
Total Assets	2,568,983	2,281,393
Current Liabilities
Accounts payable and accrued liabilities	312,893	44,477
Deferred revenue	252,000
Loans payable	40,000	40,000
Liabilities	604,893	84,477
SHAREHOLDERS’ EQUITY (DEFICIENCY)
Share capital	27,064,727	26,618,315
Reserves	5,933,708	5,794,718
Deficit	(31,034,345)	(30,216,117)
Equity	1,964,090	2,196,916
Total Liabilities and Shareholders’ Equity (Deficiency)	$ 2,568,983	$ 2,281,393